Stock-based Compensation - Schedule of Information about Options Outstanding and Exercisable (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total Shares Outstanding	2,054,338	906,194	333,106	63,518
Total Shares Exercisable	495,089	325,931	137,011
Weighted Average Exercise Price 2.01 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.01
Total Shares Outstanding	1,079,637
Weighted Average Contractual Life (in years)	9 years 10 months 24 days
Weighted Average Exercise Price 2.65 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.65
Total Shares Outstanding	152,734
Weighted Average Contractual Life (in years)	9 years 7 months 6 days
Total Shares Exercisable	1,000
Weighted Average Exercise Price 4.51 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 4.51
Total Shares Outstanding	79,526
Weighted Average Contractual Life (in years)	8 years
Total Shares Exercisable	46,192
Weighted Average Exercise Price 5.12 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 5.12
Total Shares Outstanding	406,643
Weighted Average Contractual Life (in years)	8 years 1 month 6 days
Total Shares Exercisable	297,977
Weighted Average Exercise Price 7.50 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 7.50	$ 7.50
Total Shares Outstanding	43,000	43,000
Weighted Average Contractual Life (in years)	8 years 6 months	9 years 2 months 12 days
Total Shares Exercisable	16,125
Weighted Average Exercise Price 8.88 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 8.88	$ 8.88
Total Shares Outstanding	238,500	238,500
Weighted Average Contractual Life (in years)	8 years 4 months 24 days	9 years 1 month 6 days
Total Shares Exercisable	79,497
Weighted Average Exercise Price 9.11 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price	$ 9.11	$ 9.11
Total Shares Outstanding	54,298	54,298
Weighted Average Contractual Life (in years)	8 years 4 months 24 days	9 years 1 month 6 days
Total Shares Exercisable	54,298	54,298
Weighted Average Exercise Price 4.62 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price			$ 4.62
Total Shares Outstanding			20,208
Weighted Average Contractual Life (in years)			7 years 3 months 18 days
Total Shares Exercisable			13,731
Weighted Average Exercise Price 5.04 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price			$ 5.04
Total Shares Outstanding			12,460
Weighted Average Contractual Life (in years)			5 years 6 months
Total Shares Exercisable			12,455
Weighted Average Exercise Price 5.18 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price			$ 5.18
Total Shares Outstanding			300,438
Weighted Average Contractual Life (in years)			9 years 7 months 6 days
Total Shares Exercisable			110,825
Weighted Average Exercise Price 2.79 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price		$ 2.79
Total Shares Outstanding		52,500
Weighted Average Contractual Life (in years)		9 years 9 months 18 days
Weighted Average Exercise Price 4.42 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price		$ 4.42
Total Shares Outstanding		103,934
Weighted Average Contractual Life (in years)		8 years 9 months 18 days
Total Shares Exercisable		29,715
Weighted Average Exercise Price 5.22 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price		$ 5.22
Total Shares Outstanding		413,962
Weighted Average Contractual Life (in years)		8 years 9 months 18 days
Total Shares Exercisable		241,918